Related Party Transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
Note 13 — Related Party Transactions

Management Agreements

Part of day-to-day management and operation of the VIP gaming rooms is contracted by the Promotion Entities to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The agreements renew annually. The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its Chief Executive Officer.

Effective January 1, 2015, the monthly payments were revised for Sang Heng and Sang Lung from $142,000 to $103,000 each, and Bao Li, King’s Gaming and the Oriental VIP Room were revised from $97,000 to $65,000 each.

Effective January 1, 2016, the monthly payments were revised for Bao Li, King’s Gaming and the Oriental VIP Room from $65,000 to $52,000 each.

Total expenses for Pak Si's services were $1,082,333 and $1,199,103 for the three month periods ended June 30, 2016 and 2015, respectively; and $2,162,802 and $2,398,793 during the six month periods ended June 30, 2016 and 2015, respectively.  Amounts due to Pak Si as of June 30, 2016 and December 31, 2015 were $360,848 and $399,959, respectively, and have been recorded in accrued expenses. Overall fees for services provided by Pak Si have been reduced as a result of the direct hire of employees by the Company as well as reduced volumes of business in the Company’s VIP Gaming Rooms.

Upon closure of four VIP rooms in third quarter 2016, the Company terminated all the management agreements with Pak Si since September 2016.

Entertainment Expense

The Group incurred entertainment expense for catering and restaurant services provided by a related party in which three directors have the majority ownership interest. Such entertainment expense were approximately $139,000 and $90,000 during the three month periods ended June 30, 2016 and 2015, respectively; and approximately $255,000 and $226,000 during six month periods ended June 30, 2016 and 2015, respectively,